Share based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Share Option Activity

A summary of share option activity during the period from March 31, 2017 till March 31, 2018 is set out below:

	Number of shares	Weighted average exercise price in INR *
Outstanding as of March 31, 2017#	640,590	427
Granted	549,554	913
Exercised	(80,976)	201
Forfeited and added back to ESOP pool	(50,675)	559
Expired	(256)	149

Options outstanding as of March 31, 2018	1,058,237	690

Vested and exercisable as of March 31, 2018	376,779	287

Available for grant as of March 31, 2018 is 884,275 options.

*	Not in thousands
#	Post considering the subsequent events mentioned in Form 20F of March 31, 2017.

Schedule of Intrinsic Value Per Option at the Date of Grant

The intrinsic value per option at the date of grant during the years ended March 31, 2017 and 2018 is as follows:

Date of grant	No. of options granted	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
May 4, 2016	180,292	293	(1)	Retrospective
August 18, 2016	22,528	337	336	Retrospective
March 8, 2017	15,000	1,133	—	Market price
June 10, 2017	53,236	1,009	—	Market price
June 21, 2017	46,925	1,033	—	Market price
August 29, 2017	78,344	923	—	Market price
October 20, 2017	5,082	1,005	—	Market price
October 25, 2017	25,134	1,004	—	Market price
November 6, 2017	20,594	1,003	—	Market price
December 5, 2017	3,689	857	—	Market price
March 31, 2018	316,550	862	—	Market price

(1)	Fair value of the shares exceeds the exercise price.

Black Scholes Option Pricing Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2017	2018
Dividend yield	0.00%	0.00%
Expected term (in years)	4.5 - 7.2	4.2 - 6.1
Expected volatility	31.0% - 41.7%	26.1% - 37.0%
Risk free interest rate	2.15% - 7.61%	1.63% - 2.60%